Investment Strategy - THOR AdaptiveRisk Dynamic ETF	Apr. 02, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by employing a multi-strategy approach where the investment sub-adviser, Ai Alpha LLC (the “Sub-Adviser”) allocates the Fund’s assets among different strategies. The Fund will invest in stocks, exchange-traded funds (“ETFs”) and leveraged ETFs that invest in equities, fixed income, commodities (including gold), and alternatives (including cryptocurrencies). The Fund may have indirect exposure to cryptocurrency (bitcoin and Ethereum) through exchange-traded products, subject to the applicable regulatory requirements. The Sub-Adviser optimizes allocations based on a risk-first framework, an approach in which hypothetical portfolio allocations are evaluated primarily with reference to portfolio risk characteristics, including volatility, rather than solely on returns, and are optimized based on the application of mathematical optimization functions. The Sub-Adviser may use mathematical research tools, such as Darwin, proprietary analytics and risk monitoring tools, third-party market data and research platforms and internal portfolio construction and scenario analysis tools, in its model portfolio construction process.

The Sub-Adviser inputs data, including the eligible universe of stocks and ETFs, volatility references, disclosed constraints and performance data into Darwin and specifies the weighting of such criteria and specific composition ranges of particular securities. Darwin produces a hypothetical allocation of stocks and ETFs based on such inputs for the Sub-Adviser’s consideration in constructing a model portfolio for the Fund. The Sub-Adviser may run any number of hypothetical allocations, including mathematical optimizations, across multiple allocation sleeves, in order to determine the desired model portfolio for the Fund. The Sub-Adviser manually modifies the allocation outputs from Darwin in the Sub-Adviser’s discretion prior to conveying signals to the Adviser, and the Adviser may make additional modifications to the model portfolio in its discretion to manage liquidity or execution risks. The Sub-Adviser considers a number of external factors in modifying the model portfolios output by Darwin, including the applicable fiduciary and regulatory obligations, market liquidity conditions, transaction costs, portfolio diversification considerations and other risk management considerations. In addition to the allocation output received by Darwin, the Sub-Adviser considers other factors, including market liquidity, transaction costs, diversification and risk exposure considerations and other portfolio management considerations, in constructing the Fund’s model portfolio.

Risk Management

The Sub-Adviser employs a risk-first approach and targets a 15% standard deviation (an annualized volatility reference used as a user-defined input to the Darwin optimization objective function when determining portfolio allocations) to determine strategy allocations. This approach is designed to attempt to ensure that portfolio allocations remain within the Sub-Adviser’s predefined risk threshold for the Fund. By actively managing risk, rather than solely chasing returns, the Sub-Adviser aims to enhance risk-adjusted performance, improve consistency by lowering volatility, and shorten drawdown recovery periods. The Sub-Adviser dynamically adjusts capital among strategies based on risk-adjusted performance, attempting to direct capital flows to the most effective strategies at any given time.

Competitive Allocation Model

The internal strategy sleeves developed by the Sub-Adviser using the Darwin tool must demonstrate consistent performance to retain allocations. Underperforming strategies receive reduced allocations, while outperforming ones gain a greater share of capital of the Fund. This approach is designed to attempt to ensure an adaptive and optimized portfolio.

Diversification Across Multiple Dimensions

The Fund incorporates strategies ranging from trend-following (aiming to capitalize from market trends), risk-parity (allocating risk equally across various components of an investment portfolio), momentum (aiming to capitalize on the continuance of existing trends in the market, buying rising securities and selling them when they appear to have peaked), and mean reversion (capitalizing on asset prices that have deviated from their historical mean in anticipation that prices will revert to long-term averages). The Fund includes strategies investing in equities, fixed income, commodities, and alternatives, to attempt to ensure broad market exposure and reduced correlation risk. The allocations span weekly, monthly, and quarterly rebalancing strategies, reducing reliance on any single timeframe. The Fund may have significant exposure to the technology sector.

Adaptive Rebalancing and Portfolio Evolution

The Fund rebalances dynamically, with the Sub-Adviser using Darwin to evaluate portfolio exposure and generating model-based allocation recommendations. The Sub-Adviser reviews model outputs in consideration of a number of factors, including without limitation market liquidity, transaction costs, diversification and risk exposure considerations and other portfolio management considerations, and provides allocation signals to the Adviser. The Adviser implements, modifies, or disregards the Sub-Adviser’s recommendations in its discretion when determining the Fund’s portfolio allocations.

By combining risk optimization, competitive capital allocation, and multi-strategy diversification, the Fund seeks to deliver superior risk-adjusted returns with enhanced consistency and drawdown protection compared to traditional passive strategies.